Segment Information (Product Sales to External Customers by Business Unit) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue, Major Customer [Line Items]
Net sales	¥ 3,401,487	¥ 3,800,271	¥ 3,727,252
Office Business Unit
Revenue, Major Customer [Line Items]
Net sales	1,804,862	2,108,246	2,075,788
Office Business Unit | Monochrome Copiers
Revenue, Major Customer [Line Items]
Net sales	289,532	328,061	322,398
Office Business Unit | Color Copiers
Revenue, Major Customer [Line Items]
Net sales	386,193	421,209	401,447
Office Business Unit | Printers
Revenue, Major Customer [Line Items]
Net sales	664,846	857,369	862,000
Office Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	464,291	501,607	489,943
Imaging System Business Unit
Revenue, Major Customer [Line Items]
Net sales	1,094,291	1,262,667	1,342,501
Imaging System Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	98,357	117,381	114,359
Imaging System Business Unit | Cameras
Revenue, Major Customer [Line Items]
Net sales	666,868	782,623	861,196
Imaging System Business Unit | Inkjet Printers
Revenue, Major Customer [Line Items]
Net sales	329,066	362,663	366,946
Industry and Others Business Unit
Revenue, Major Customer [Line Items]
Net sales	502,334	429,358	308,963
Industry and Others Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	381,244	305,471	218,568
Industry and Others Business Unit | Lithography Equipment
Revenue, Major Customer [Line Items]
Net sales	¥ 121,090	¥ 123,887	¥ 90,395